Income taxes	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income taxes	Income taxes
18.1.    The components of income tax expense
The following table presents the details of income tax expenses for the periods presented (in thousands):

	Year ended December 31,
	2024	2023
Current taxes	$14,107	$529
Adjustments recognized related to prior period	(41)	—
Deferred taxes	24,418	29,563
Income tax expenses recognized directly to equity	(43)	125
Transition from US GAAP to IFRS	—	48
Income tax expense	$38,441	$30,265
18.2.    Reconciliation of profit before income tax
The following table presents a reconciliation of income before income tax at the statutory rate to our effective income tax rate for the periods presented (in thousands, %):

	Year ended December 31,
	2024	2023
Profit before income tax	$162,880	$131,347
Income tax expense using the statutory tax rate of each country	39,044	30,615
FDII foreign income deduction	(536)	(1)
Expenses not deductible for tax purposes(1)	1,674	59
Tax credit	(545)	(473)
Changes in unrecognized deferred tax assets	(1,193)	446
Others	(3)	(381)
Income tax expenses	$38,441	$30,265
Effective income tax rate	23.6%	23.0%
(1) Non-deductible expenses include performance-based incentive plan for certain key employees of SuprNation.

The following table presents a statutory tax rate by country for the periods as follows:

	Year ended December 31,
	2024	2023
US(1)	23.78%	23.76%
Korea	20.90%	20.90%
Europe	35.00%	35.00%
(1) The statutory rate was adjusted to reflect annual changes in the U.S. state tax rate.
18.3.    Income taxes recognized directly in capital
The following table presents income tax recognized directly to equity as follows (in thousands):

	Year ended December 31, 2024
	Before-tax	Tax effect	After-tax
Re-measurement of defined benefit plan	$205	$(43)	$162

	Year ended December 31, 2023
	Before-tax	Tax effect	After-tax
Re-measurement of defined benefit plan	$(722)	$125	$(597)
18.4.    Analysis of deferred tax assets and deferred tax liabilities
The following table presents analysis of deferred tax assets and deferred tax liabilities as follows (in thousands):

	December 31, 2024	December 31, 2023	January 1, 2023
Deferred tax assets
Deferred tax assets to be recovered within 12 months	$420	$578	$36,297
Deferred tax assets to be recovered after more than 12 months	20,349	34,811	44,124
Sub-total	$20,769	$35,389	$80,421
Deferred tax liabilities
Deferred tax liabilities to be recovered within 12 months	(303)	(1,289)	(460)
Deferred tax liabilities to be recovered after more than 12 months	(17,093)	(6,001)	(20,610)
Sub-total	$(17,396)	$(7,290)	$(21,070)
Net deferred tax assets(liabilities)	$3,373	$28,099	$59,351
18.5.    Change in deferred tax assets and deferred tax liabilities
The following table presents analysis of deferred tax assets and deferred tax liabilities as follows (in thousands):

	December 31, 2024
	Beginning balance	Profit (loss)	Other comprehensive income (loss)	Changes in foreign currency remeasurement	Ending balance
Deferred income tax on temporary differences
Provision for retirement benefit	$916	$(475)	$(44)	$16	$413
Unconfirmed annual leave allowance	77	—	—	(77)	—
Accrued expense	1,930	(711)	—	(262)	957
Intangible assets	12,816	(2,183)	—	(31)	10,602
Capitalized R&D costs	1,123	1,830	—	1	2,954
Lease liabilities	1,411	(516)	—	84	979
Depreciation expense	151	(12)	—	(47)	92
Accrued income	(224)	(463)	—	61	(626)
Goodwill	(5,571)	(10,133)	—	—	(15,704)
Right-of-use asset	(1,522)	447	—	60	(1,015)
Plan assets for retirement benefit	(850)	359	1	77	(413)
Others	(1,244)	1,174	—	77	7
Sub-total	$9,013	$(10,683)	$(43)	$(41)	$(1,754)
Net operating loss carryforward	23,990	(14,377)	—	(749)	8,864
Tax credit carryforward	13,844	(594)	—	(1,653)	11,597
Unrecognized deferred income tax (1)	(18,748)	1,279	—	2,135	(15,334)
Total	$28,099	$(24,375)	$(43)	$(308)	$3,373
Deferred tax assets	28,947	(25,227)	(43)	(304)	3,373
Deferred tax liabilities	(848)	852	—	(4)	—
(1)Deferred income tax on temporary differences has not been recognized due to that it is more likely than not that these deferred tax assets will not be realized.

	December 31, 2023
	Beginning balance	Business Combination	Profit (loss)	Other comprehensive income (loss)	Changes in foreign currency remeasurement	Ending balance
Deferred income tax on temporary differences
Provision for retirement benefit	$800	$—	$1	$127	$(12)	$916
Unconfirmed annual leave allowance	98	—	(22)	—	1	77
Accrued expense	36,176	—	(34,237)	—	(9)	1,930
Intangible assets	17,632	(5,459)	643	—	—	12,816
Capitalized R&D costs	—	—	1,123	—	—	1,123
Lease liabilities	1,120	67	216	—	8	1,411
Depreciation expense	—	137	14	—	—	151
Accrued income	(6)	—	(215)	—	(3)	(224)
Goodwill	4,467	—	(10,038)	—	—	(5,571)
Right-of-use asset	(977)	(67)	(465)	—	(13)	(1,522)
Plan assets for retirement benefit	(740)	—	(114)	(2)	6	(850)
Others	(431)	(82)	(732)	—	1	(1,244)
Sub-total	$58,139	$(5,404)	$(43,826)	$125	$(21)	$9,013
Net operating loss carryforward	5,934	3,774	14,410	—	(128)	23,990
Tax credit carryforward	14,171	—	(83)	—	(244)	13,844
Unrecognized deferred income tax (1)	(18,893)	—	(189)	—	334	(18,748)
Total	$59,351	$(1,630)	$(29,688)	$125	$(59)	$28,099
Deferred tax assets	59,351	—	(30,470)	125	(59)	28,947
Deferred tax liabilities	—	(1,630)	782	—	—	(848)
(1)Deferred income tax on temporary differences has not been recognized due to that it is more likely than not that these deferred tax assets will not be realized.
18.6.    Deferred tax assets of $287 thousand arising from temporary differences was not recognized due to the uncertainty of its future realization. In addition, unrecognized deferred tax assets related to net operating loss carryforward and tax credit carryforward are $3,450 thousand and $11,597 thousand, respectively. Furthermore, unrecognized deferred tax assets and deferred tax liabilities related to Investment in subsidiaries are $2,695 thousand and $33,051 thousand, respectively.
18.7.    The maturities of deficit carried forward and others
The following table presents the expected period of expiry for unused net operating loss and tax credit not recognized in deferred tax assets as follows (in thousands):

	December 31, 2024		December 31, 2023
	Net operating loss (1)	Tax credit	Net operating loss (1)	Tax credit
FY2026	$81	$—	$92	$—
FY2027	430	—	2,898	1
FY2028	935	296	1,066	912
FY2029	2,800	3,112	3,192	3,601
FY2030	—	2,427	—	2,767
FY2031	—	2,730	—	3,112
FY2032	—	2,696	—	3,074
FY2033	—	336	—	377
FY2034	—	—	—	—
FY2035	5,638	—	6,428	—
FY2036	3,215	—	3,666	—
FY2037	29	—	33	—
FY2038	13	—	15	—
FY2039	10	—	—	—
Total	$13,151	$11,597	$17,390	$13,844
(1) The net operating loss with no expiration is $2,006 thousand and $0 thousand as of December 31, 2024, and 2023, respectively.